Credit Facilities - Summary of Lease Maturities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	$ 3,055
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	905
Later than 1 year and not later than 5 years
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	2,150
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	$ 0